Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 12 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Parties considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

A.	Transactions:

	Year ended December 31,
	2022	2021	2020

Revenues	__	$888	__
Severance payment to former Company CEO			$234
General and administrative expenses (*)	$147	__

(*)	One time IPO bonus in the amount of $97 and $50 to the Company’s CEO and its former chairman, respectively.

B.	Balances:

	December 31,
	2022		2021

Accounts receivable (1)	$	__		$87
Other current assets		$27	$	__

(1)	See Note 6D above.